Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0000081033
Registrant Name	PUBLIC SERVICE ELECTRIC & GAS CO
Registration File Number	333-275512
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES